SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)			3 Months Ended		6 Months Ended					12 Months Ended
	Jan. 05, 2026	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Operating (loss) income		$ (25,128)	$ (526,603)		$ (676,348)			$ (154,977)
Net (loss) profit		$ (25,128)	$ 93,409	$ 462,457	555,866			316,509
Other expenses					$ 100,000			$ 100,000
CADV Ventures S.A [Member]
Segment Reporting [Line Items]
Revenues										$ 772,833	$ 539,066
Gross profit										573,587	343,837
Operating (loss) income										117,169	(455,795)
Net (loss) profit										110,132	(502,769)
Research and development expenses										256,858	649,169
Marketing expenses										$ 7,390	43,273
Kukugan Invest [Member]
Segment Reporting [Line Items]
Revenues						$ 774,924			$ 477,108
Net (loss) profit	$ (333)						$ (105,668)		$ 190,747
Predecessor	Predecessor				Successor	Successor	Successor		Predecessor	Predecessor
Bad debt provision						$ 6,527	$ 6,527
Operating Segments [Member] | CADV Ventures S.A [Member]
Segment Reporting [Line Items]
Revenues										$ 772,833	539,066
Less: Cost of revenues										199,246	195,229
Gross profit										573,587	343,837
Less: Operating expenses										456,418	799,632
Operating (loss) income										117,169	(455,795)
Other expense, net										(7,037)	(46,974)
Segment net (loss) income										110,132	(502,769)
Reconciliation of profit and loss
Net (loss) profit										110,132	(502,769)
Research and development expenses										256,858	649,169
Subcontracting costs										182,426	183,971
Professional fees										113,059	20,169
Staff salaries, social securities and benefits										74,248	50,926
Interest expenses										26,007	45,337
Marketing expenses											43,273
Other expenses										10,103	48,990
Total expenses deducted from segment revenue to arrive at reported segment loss										$ 662,701	$ 1,041,835
Operating Segments [Member] | Kukugan Invest [Member]
Segment Reporting [Line Items]
Revenues						774,924			477,108
Less: Cost of revenues						668,956			80,677
Gross profit						105,968			396,431
Less: Operating expenses	333					190,056			170,562
Operating (loss) income	(333)					(84,088)			225,869
Other expense, net						(21,580)			(35,122)
Segment net (loss) income	(333)					(105,668)			190,747
Reconciliation of profit and loss
Net (loss) profit	(333)					(105,668)			190,747
Research and development expenses									35,032
Subcontracting costs						663,013			80,677
Professional fees						160,906			11,441
Staff salaries, social securities and benefits						19,331			31,589
Interest expenses						3,843			14,344
Other expenses	333					13,208			90,943
Total expenses deducted from segment revenue to arrive at reported segment loss	333					880,592			286,361
Exchange loss						13,764			22,335
Bad debt provision						$ 6,527